Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

12.	SUBSEQUENT EVENTS

On January 5, 2017, we commenced a tender offer to purchase up to all outstanding shares of common stock of OneMain Holdings Inc., a NYSE-listed company; provided, however, that we are willing to accept any number of shares of OneMain common stock, even if such shares, in the aggregate, constitute less than a majority of OneMain’s outstanding common stock (the “OneMain Tender Offer”). The OneMain Tender Offer was scheduled to expire at 12:00 a.m., Eastern time, on February 6, 2017, unless extended. On February 7, 2017, we extended the OneMain Tender Offer such that it will expire at 5:00 p.m., Eastern time, on Monday, March 27, 2017, unless it is extended or earlier terminated. Complete terms and conditions of the OneMain Tender Offer are set forth in the Tender Offer Statement on Schedule TO and in the registration statement on Form S-4, each of which we originally filed with the SEC on January 5, 2017, and each of which as may be amended. This description and other information in this annual report on Form 10-K regarding the OneMain Tender Offer is included in this annual report on Form 10-K solely for informational purposes. Nothing in this annual report on Form 10-K should be construed as an offer to sell, nor the solicitation of an offer to buy, any shares in connection with the OneMain Tender Offer.

Subsequent Events

12.	SUBSEQUENT EVENTS

On January 5, 2017, we commenced a tender offer to purchase up to all outstanding shares of common stock of OneMain Holdings Inc., a NYSE-listed company; provided, however, that we are willing to accept any number of shares of OneMain common stock, even if such shares, in the aggregate, constitute less than a majority of OneMain’s outstanding common stock (the “OneMain Tender Offer”). The OneMain Tender Offer was scheduled to expire at 12:00 a.m., Eastern time, on February 6, 2017, unless extended. On February 7, 2017, we extended the OneMain Tender Offer such that it will expire at 5:00 p.m., Eastern time, on Monday, March 27, 2017, unless it is extended or earlier terminated. Complete terms and conditions of the OneMain Tender Offer are set forth in the Tender Offer Statement on Schedule TO and in the registration statement on Form S-4, each of which we originally filed with the SEC on January 5, 2017, and each of which as may be amended. This description and other information in this annual report on Form 10-K regarding the OneMain Tender Offer is included in this annual report on Form 10-K solely for informational purposes. Nothing in this annual report on Form 10-K should be construed as an offer to sell, nor the solicitation of an offer to buy, any shares in connection with the OneMain Tender Offer.

OneMain Holdings, Inc. [Member]
Subsequent Events [Abstract]
Subsequent Events

24. Subsequent Events

SECURITIZATIONS

ODART 2017-1 Securitization

On February 1, 2017, SFC completed a private securitization transaction in which OneMain Direct Auto Receivables Trust 2017-1 (“ODART 2017-1”), a wholly owned special purpose vehicle of SFC, issued $300 million principal amount of notes backed by direct auto loans with an aggregate UPB of $300 million as of December 31, 2016. $268 million principal amount of the notes issued by ODART 2017-1, represented by Classes A, B, C and D, were sold to unaffiliated parties at a weighted average interest rate of 2.61%. OneMain Direct Auto Funding, LLC, a wholly owned subsidiary of SFC, retained $11 million principal amount of the Class A notes, $1 million principal amount of each of the Classes B, C, and D notes and $18 million principal amount of the Class E notes. The notes have maturity dates that range from October 2020 to January 2025 and there is a revolving period, which ends on February 28, 2018, during which no principal payments are required to be made on the notes. The indenture governing the ODART 2017-1 notes contains customary early amortization events and events of default which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

Call of 2014-A Notes

On February 15, 2017, Twenty First Street Funding LLC (“Twenty First Street”), a wholly owned subsidiary of SFC, exercised its right to redeem the asset backed notes issued by Springleaf Funding Trust 2014-A on March 26, 2014 (the “2014-A Notes”). To redeem the 2014-A Notes, Twenty First Street paid a redemption price of $188 million, which excluded $33 million for the Class D Notes owned by Twenty First Street on February 15, 2017, the date of the optional redemption. The outstanding principal balance of the 2014-A Notes was $221 million on the date of the optional redemption.

FEDERAL SECURITIES CLASS ACTIONS

On January 17, 2017, the putative class action lawsuit Paddock v. OneMain Holdings, Inc., et al. (“Paddock”), was filed in the U.S. District Court for the Southern District of Indiana, naming as defendants the Company, certain of its officers, and Fortress. The lawsuit alleges violations of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), by the Company and the officers for allegedly making materially misleading statements and/or omitting material information regarding the financial condition and results of operations of the Company, including projected net income, following the OneMain Acquisition. The putative class action is on behalf of a class of persons who purchased or otherwise acquired the Company’s common stock between March 3, 2015 and November 7, 2016. The complaint seeks an award of unspecified compensatory damages, an award of pre-judgment and post-judgment interest, reasonable attorneys’ fees, expert fees and other costs, and equitable relief as the court may deem just and proper. On February 17, 2017, the plaintiff voluntarily dismissed the action without prejudice.

On February 10, 2017, a second class action lawsuit, Galestan v. OneMain Holdings, Inc., et al. (“Galestan”), was filed in the U.S. District Court for the Southern District of New York, naming as defendants the Company and certain of its officers, and alleging similar violations under the Exchange Act, but with a time period for acquisition of stock between February 25, 2016 and November 7, 2016. The complaint sought relief similar to Paddock as well. The Company believes that the allegations specified in both complaints are without merit, and intends to vigorously defend against the Galestan claims. As the Galestan lawsuit is in the preliminary stages, the Company is unable to estimate a reasonably possible range of loss, if any, that may result from the lawsuit.

Subsequent Events

24. Subsequent Events

SECURITIZATIONS

ODART 2017-1 Securitization

On February 1, 2017, SFC completed a private securitization transaction in which OneMain Direct Auto Receivables Trust 2017-1 (“ODART 2017-1”), a wholly owned special purpose vehicle of SFC, issued $300 million principal amount of notes backed by direct auto loans with an aggregate UPB of $300 million as of December 31, 2016. $268 million principal amount of the notes issued by ODART 2017-1, represented by Classes A, B, C and D, were sold to unaffiliated parties at a weighted average interest rate of 2.61%. OneMain Direct Auto Funding, LLC, a wholly owned subsidiary of SFC, retained $11 million principal amount of the Class A notes, $1 million principal amount of each of the Classes B, C, and D notes and $18 million principal amount of the Class E notes. The notes have maturity dates that range from October 2020 to January 2025 and there is a revolving period, which ends on February 28, 2018, during which no principal payments are required to be made on the notes. The indenture governing the ODART 2017-1 notes contains customary early amortization events and events of default which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

Call of 2014-A Notes

On February 15, 2017, Twenty First Street Funding LLC (“Twenty First Street”), a wholly owned subsidiary of SFC, exercised its right to redeem the asset backed notes issued by Springleaf Funding Trust 2014-A on March 26, 2014 (the “2014-A Notes”). To redeem the 2014-A Notes, Twenty First Street paid a redemption price of $188 million, which excluded $33 million for the Class D Notes owned by Twenty First Street on February 15, 2017, the date of the optional redemption. The outstanding principal balance of the 2014-A Notes was $221 million on the date of the optional redemption.

FEDERAL SECURITIES CLASS ACTIONS

On January 17, 2017, the putative class action lawsuit Paddock v. OneMain Holdings, Inc., et al. (“Paddock”), was filed in the U.S. District Court for the Southern District of Indiana, naming as defendants the Company, certain of its officers, and Fortress. The lawsuit alleges violations of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), by the Company and the officers for allegedly making materially misleading statements and/or omitting material information regarding the financial condition and results of operations of the Company, including projected net income, following the OneMain Acquisition. The putative class action is on behalf of a class of persons who purchased or otherwise acquired the Company’s common stock between March 3, 2015 and November 7, 2016. The complaint seeks an award of unspecified compensatory damages, an award of pre-judgment and post-judgment interest, reasonable attorneys’ fees, expert fees and other costs, and equitable relief as the court may deem just and proper. On February 17, 2017, the plaintiff voluntarily dismissed the action without prejudice.

On February 10, 2017, a second class action lawsuit, Galestan v. OneMain Holdings, Inc., et al. (“Galestan”), was filed in the U.S. District Court for the Southern District of New York, naming as defendants the Company and certain of its officers, and alleging similar violations under the Exchange Act, but with a time period for acquisition of stock between February 25, 2016 and November 7, 2016. The complaint sought relief similar to Paddock as well. The Company believes that the allegations specified in both complaints are without merit, and intends to vigorously defend against the Galestan claims. As the Galestan lawsuit is in the preliminary stages, the Company is unable to estimate a reasonably possible range of loss, if any, that may result from the lawsuit.